Schedule of bank loans (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying amount	$ 583,249	$ 750,000	$ 381,159	$ 520,740
Secured Fixed Rate Bank Loans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying amount	583,249	750,000	$ 381,159	520,740
Within 1 year	583,249	750,000		520,740
2027
2028
2029
2030
Thereafter